Severance Indemnities and Pension Plans (Fair Value of Each Major Category of Plan Assets for Pension Benefits and SIP Investments Domestic Subsidiaries) (Detail) - Domestic Subsidiaries, Pension Benefits and SIPs [Member] - JPY (¥)
¥ in Millions
		12 Months Ended
		Mar. 31, 2015		Mar. 31, 2014		Mar. 31, 2013
Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets		¥ 2,305,093		¥ 2,004,329
Fair value of debt securities issued by the MUFG Group included in plan assets		¥ 784		¥ 401
Percentage of fair value of debt securities issued by the MUFG Group to total fair value of plan assets		0.03%		0.02%
Fair value of common stocks issued by the MUFG Group included in plan assets		¥ 4,457		¥ 7,354
Percentage of fair value of common stocks issued by the MUFG Group to total fair value of plan assets		0.16%		0.31%
Guaranteed rate of return of "Japanese general accounts of life insurance companies"		1.24%		1.24%
Level 1 [Member]
Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets		¥ 986,076		¥ 812,987
Level 2 [Member]
Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets		1,259,782		1,134,571
Level 3 [Member]
Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets		59,235		56,771		¥ 61,611
Japanese Government Bonds [Member]
Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets		66,766		65,309
Japanese Government Bonds [Member] | Level 1 [Member]
Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets		66,766		65,309
Non-Japanese Government Bonds [Member]
Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets		26,917		21,840
Non-Japanese Government Bonds [Member] | Level 1 [Member]
Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets		23,315		19,799
Non-Japanese Government Bonds [Member] | Level 2 [Member]
Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets		3,602		2,041
Other Debt Securities [Member]
Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets	[1]	19,175		18,304
Other Debt Securities [Member] | Level 1 [Member]
Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets	[1]	461		523
Other Debt Securities [Member] | Level 2 [Member]
Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets	[1]	12,766		11,798
Other Debt Securities [Member] | Level 3 [Member]
Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets		5,948	[1]	5,983	[1]	6,134
Japanese Marketable Equity Securities [Member]
Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets	[2]	879,058		713,279
Japanese Marketable Equity Securities [Member] | Level 1 [Member]
Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets	[2]	879,042		713,152
Japanese Marketable Equity Securities [Member] | Level 2 [Member]
Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets	[2]	16		127
Non-Japanese Marketable Equity Securities [Member]
Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets		15,825		13,288
Non-Japanese Marketable Equity Securities [Member] | Level 1 [Member]
Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets		14,500		12,166
Non-Japanese Marketable Equity Securities [Member] | Level 2 [Member]
Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets		1,325		1,122
Japanese Pooled Funds [Member]
Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets		822,127		715,644
Japanese Pooled Funds [Member] | Level 2 [Member]
Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets		813,524		708,302
Japanese Pooled Funds [Member] | Level 3 [Member]
Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets		8,603		7,342		6,846
Japanese Pooled Funds [Member] | Japanese Marketable Equity Securities [Member]
Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets	[2]	69,260		26,792
Japanese Pooled Funds [Member] | Japanese Marketable Equity Securities [Member] | Level 2 [Member]
Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets	[2]	69,260		26,792
Japanese Pooled Funds [Member] | Japanese Debt Securities [Member]
Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets	[1]	349,937		400,132
Japanese Pooled Funds [Member] | Japanese Debt Securities [Member] | Level 2 [Member]
Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets	[1]	349,937		400,132
Japanese Pooled Funds [Member] | Non-Japanese Marketable Equity Securities [Member]
Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets		201,539		176,710
Japanese Pooled Funds [Member] | Non-Japanese Marketable Equity Securities [Member] | Level 2 [Member]
Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets		201,539		176,710
Japanese Pooled Funds [Member] | Non-Japanese Debt Securities [Member]
Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets		113,179		98,984
Japanese Pooled Funds [Member] | Non-Japanese Debt Securities [Member] | Level 2 [Member]
Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets		104,576		91,642
Japanese Pooled Funds [Member] | Non-Japanese Debt Securities [Member] | Level 3 [Member]
Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets		8,603		7,342		6,846
Japanese Pooled Funds [Member] | Other [Member]
Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets		88,212		13,026
Japanese Pooled Funds [Member] | Other [Member] | Level 2 [Member]
Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets		88,212		13,026
Other Investment Funds [Member]
Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets		187,747		175,551
Other Investment Funds [Member] | Level 2 [Member]
Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets		143,063		132,105
Other Investment Funds [Member] | Level 3 [Member]
Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets		44,684		43,446		¥ 48,631
Japanese General Account of Life Insurance Companies [Member]
Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets	[3]	169,776		173,398
Japanese General Account of Life Insurance Companies [Member] | Level 2 [Member]
Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets	[3]	169,776		173,398
Other Investments [Member]
Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets		117,702		107,716
Other Investments [Member] | Level 1 [Member]
Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets		1,992		2,038
Other Investments [Member] | Level 2 [Member]
Pension benefits and SIP Investments:
Defined benefit plan, fair value of plan assets		¥ 115,710		¥ 105,678

[1]	These debt securities include debt securities issued by the MUFG Group in the amount of ¥401 million (0.02% of plan assets) and ¥784 million (0.03% of plan assets) to the pension benefits and SIPs at March 31, 2014 and 2015, respectively.
[2]	Japanese marketable equity securities include common stocks issued by the MUFG Group in the amount of ¥7,354 million (0.31% of plan assets) and ¥4,457 million (0.16% of plan assets) to the pension benefits and SIPs at March 31, 2014 and 2015, respectively.
[3]	"Japanese general accounts of life insurance companies" is a contract with life insurance companies that guarantees a return of approximately 1.24% from April 1, 2013 to March 31, 2014 and 1.24% from April 1, 2014 to March 31, 2015.